Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Deferred revenue		$ 827,525	$ 547,662
Accounts payable and accrued expenses		444,042	475,166
Accrued interest		348,568	336,910
Operating lease liabilities (Note 17)		92,083	135,215
Derivative liabilities (Note 12)		80,840	0
Accounts payable, accrued expenses and other liabilities		$ 1,793,058	$ 1,494,953
Increase (decrease) in deferred revenue	$ 124,000